Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted loss per ordinary shares	[1]	$ (0.88)	$ (0.42)	$ (1.07)
Diluted weighted average number of ordinary shares outstanding	[1]	33,006,046	30,000,000	30,000,000

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.